Dividend	12 Months Ended
Dec. 31, 2010
Dividend [Abstract]
DIVIDEND

23.	DIVIDEND

Pursuant to a Board of Directors’ resolution dated April 15, 2010, the Company declared a total dividends of RMB279,122,994 (US$42,291,363) paid out of 2009’s net distributable profits to the shareholders of the Company who were registered members of the Company as of April 26, 2010.

In 2008, 2009 and 2010, the Company has paid dividends of RMB593,498,287, RMB277,652,205 and RMB279,122,994 (US$42,291,363) respectively.